Aneal Krishnamurthy Managing Director & Associate General Counsel T 704 988-7223 aneal.krishnamurthy@tiaa.org

May 2, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

TIAA Separate Account VA-3

Teachers Insurance and Annuity Association of America

TIAA Access

Form N-4 (File Nos. 333-134820 and 811-21907)

Commissioners:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the form of Prospectuses and Statement of Additional Information (SAI) dated May 1, 2022 that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the most recent amendment to the above-referenced Registration Statement on Form N-4; and (ii) the text of the most recent amendment was filed electronically via EDGAR on April 27, 2022.

Please contact the undersigned at the number listed above, if you have any questions or comments regarding this letter.

Very truly yours,

/s/ Aneal Krishnamurthy
Aneal Krishnamurthy

730 Third Avenue, New York, NY 10017 TIAA.org